Schedule of inventories (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Notes and other explanatory information [abstract]
Food and beverage and other operating items for restaurant operations	$ 2,619,967	$ 20,351,116	$ 25,790,715